LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
LEASE LIABILITIES
Schedule of lease liabilities

	December 31	December 31
	2020	2019
Lease liabilities – Beginning of period	$1,446	$1,883
Additions	7,081	—
Cash flows - Principal payments	(1,246)	(599)
Non-cash changes - Accretion	292	162
Disposals	(311)	—

Lease liabilities - End of period	7,262	1,446

Less : current lease liabilities	2,855	406

Non-current lease liabilities	$4,407	$1,040

Schedule of undiscounted lease payments	As at December 31, 2020, the Corporation’s undiscounted lease payments consisted of the following:

December 31
2020
2021	$3,298
2022	2,692
2023	1,360
2024	717

$8,067